Document and Entity Information	Total
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jun. 30, 2015
Registrant Name	ETFis Series Trust I
Central Index Key	0001559109
Amendment Flag	false
Document Creation Date	Sep. 18, 2015
Document Effective Date	Sep. 18, 2015
Prospectus Date	Sep. 18, 2015
The Credit Strategist High Yield Opportunities Fund | The Credit Strategist High Yield Opportunities Fund
Risk/Return:
Trading Symbol	TCSY